Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2015
Equity Incentive Plan [Abstract]
Non Vested Shares
	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31, 2012	240,200	$5.50
Granted	40,000	2.01
Vested	(53,533)	4.63
Balance December 31, 2013	226,667	$5.09
Granted	132,000	1.87
Vested	(69,333)	4.31
Balance December 31, 2014	289,334	$3.81
Vested	(97,333)	3.38
Balance December 31, 2015	192,001	$4.02

Vested Shares
	Number of vested shares	Weighted average grant date fair value per vested shares
As at December 31, 2012	343,921	$13.91
Granted and vested	13,333	2.01
Non vested shares granted in prior years and vested 2013	40,200	5.50

As at December 31, 2013	397,454	$12.66
Granted and vested	16,000	3.26
Non vested shares granted in prior years and vested 2014	53,333	4.63

As at December 31, 2014	466,787	$11.42
Non vested shares granted in prior years and vested 2015	97,333	3.38

As at December 31, 2015	564,120	$10.03